NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

SUPPLEMENT DATED MARCH 25, 2013

TO THE PROSPECTUS DATED NOVEMBER 30, 2012

Effective March 25, 2013, shares of Nuveen Santa Barbara Dividend Growth Fund are being offered through another prospectus. Any references to Nuveen Santa Barbara Dividend Growth Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SBDIVP-0313P

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

SUPPLEMENT DATED MARCH 25, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2012

Effective March 25, 2013, shares of Nuveen Santa Barbara Dividend Growth Fund are being offered through another prospectus and statement of additional information. Any references to Nuveen Santa Barbara Dividend Growth Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SDSAI-0313P